Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 1,350			$ 1,488
Cash and cash equivalents	22,468	$ 25,575		25,586	$ 23,484		$ 26,389
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 4,693			$ 3,638

[1]	a See Note 1 for further information.